HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares					Fair Value
	OPEN END FUNDS — 2.1%
	FIXED INCOME - 2.1%
1,000,000	Holbrook Total Return Fund, Class I(g)				$ 10,056,700

	TOTAL OPEN END FUNDS (Cost $10,000,000)				10,056,700

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 91.7%
	AUTO LOAN — 0.1%
538,000	Luxury Lease Partners Auto Lease Trust Series 2024-4 B(a)		10.4910	07/15/30	538,092

	CLO — 57.1%
495,000	1828 CLO Ltd. Series 2016-1A CR(a),(b)	TSFR3M + 3.612%	7.9290	10/15/31	497,813
1,500,000	Allegro CLO VII Ltd. Series 2018-1A D(a),(b)	TSFR3M + 3.112%	7.4290	06/13/31	1,500,855
250,000	ASSURANT CLO II LTD Series 2018-2A D(a),(b)	TSFR3M + 3.112%	7.4370	04/20/31	250,694
750,000	Atlas Senior Loan Fund Ltd. Series 2017-8A C(a),(b)	TSFR3M + 2.812%	7.1290	01/16/30	752,872
5,900,000	Atlas Senior Loan Fund X Ltd. Series 2018-10A D(a),(b)	TSFR3M + 3.012%	7.3290	01/15/31	5,913,942
6,250,000	Atlas Senior Loan Fund XIII Series 2019-13A D(a),(b)	TSFR3M + 4.372%	8.7040	04/22/31	6,301,350
416,000	Betony CLO 2 Ltd. Series 2018-1A C(a),(b)	TSFR3M + 3.162%	7.4720	04/30/31	417,377
8,055,000	Canyon Capital CLO Ltd. Series 2021-1RA D(a),(b)	TSFR3M + 3.262%	7.5790	07/15/30	8,090,498
11,995,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-1A DR3(a),(b)	TSFR3M + 3.212%	7.5370	07/20/31	12,048,281
15,455,000	Catamaran CLO Ltd. Series 2014-1A CR(a),(b)	TSFR3M + 3.692%	8.0240	04/22/30	15,584,435
500,000	Catamaran CLO Ltd. Series 2018-1A D(a),(b)	TSFR3M + 3.912%	8.2300	10/25/31	503,491
1,500,000	Cedar Funding V CLO Ltd. Series 2016-5A DR(a),(b)	TSFR3M + 3.262%	7.5840	07/17/31	1,498,724
625,000	CIFC Funding Ltd. Series 2013-2A B1LR(a),(b)	TSFR3M + 3.312%	7.6410	10/18/30	626,477
9,000,000	CIFC Funding Ltd. Series 2017-4A CR(a),(b)	TSFR3M + 3.412%	7.7300	10/24/30	9,002,447
3,250,000	Dryden 49 Senior Loan Fund Series 2017-49A DR(a),(b)	TSFR3M + 3.662%	7.9910	07/18/30	3,253,949
500,000	Eaton Vance CLO Ltd. Series 2014-1RA D(a),(b)	TSFR3M + 3.312%	7.6290	07/15/30	501,711
5,260,000	Elevation CLO Ltd. Series 2017-8A D(a),(b)	TSFR3M + 3.132%	7.4500	10/25/30	5,298,440
1,671,426	Ellington Clo I Ltd. Series 2017-1A DR(a),(b)	TSFR3M + 3.612%	7.9290	10/15/29	1,672,091
17,900,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.662%	7.9940	01/22/31	17,965,889
1,000,000	Highbridge Loan Management Series 3A-2014 CR(a),(b)	TSFR3M + 3.862%	8.1910	07/18/29	1,008,830
7,500,000	Highbridge Loan Management Ltd. Series 2013-2A CR(a),(b)	TSFR3M + 3.162%	7.4870	10/20/29	7,518,608
1,775,000	KKR CLO Ltd. Series 10 DR(a),(b)	TSFR3M + 3.612%	7.9300	09/15/29	1,781,223
2,500,000	KKR Static CLO I LTD Series 2022-1A ER2(a),(b)	TSFR3M + 5.750%	10.0750	07/20/31	2,499,940
2,030,632	LCM XXII Ltd. Series 22A CR(a),(b)	TSFR3M + 3.062%	7.3870	10/20/28	2,031,840

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	CLO — 57.1% (Continued)
6,911,978	LCM XXIII Ltd. Series 23A CR(a),(b)	TSFR3M + 3.562%	7.8870	10/20/29	$ 6,923,784
1,725,000	Mountain View CLO, LLC Series 2017-2A D(a),(b)	TSFR3M + 3.362%	7.6790	01/16/31	1,728,623
3,000,000	MP CLO III LTD Series 2013-1A DR(a),(b)	TSFR3M + 3.312%	7.6370	10/20/30	3,025,347
900,000	Nassau Ltd. Series 2019-IA C(a),(b)	TSFR3M + 4.362%	8.6790	04/15/31	907,012
1,000,000	Newark BSL CLO 2 Ltd. Series 2017-1A CR(a),(b)	TSFR3M + 3.412%	7.7300	07/25/30	1,001,831
5,000,000	Ocean Trails CLO V Series 2014-5A DRR(a),(b)	TSFR3M + 3.712%	8.0320	10/13/31	5,001,365
1,000,000	Octagon Investment Partners 27 Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 3.212%	7.5290	07/15/30	1,001,741
5,000,000	Octagon Investment Partners XIV Ltd. Series 2012-1A CRR(a),(b)	TSFR3M + 4.162%	8.4790	07/15/29	5,021,400
2,115,000	OZLM XVII Ltd. Series 2017-17A C(a),(b)	TSFR3M + 3.722%	8.0470	07/20/30	2,124,181
7,000,000	OZLM XX Ltd. Series 2018-20A C(a),(b)	TSFR3M + 3.212%	7.5370	04/20/31	7,029,946
1,500,000	OZLM XXI Ltd. Series 2017-21A C(a),(b)	TSFR3M + 2.932%	7.2570	01/20/31	1,508,051
250,000	Palmer Square Loan Funding Ltd. Series 2021-4A C(a),(b)	TSFR3M + 2.862%	7.1790	10/15/29	250,381
2,250,000	Palmer Square Loan Funding Ltd. Series 2021-4A D(a),(b)	TSFR3M + 5.262%	9.5790	10/15/29	2,252,628
750,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(b)	TSFR3M + 7.200%	11.5180	04/15/30	755,359
3,750,000	PPM CLO Ltd. Series 2018-1A D(a),(b)	TSFR3M + 3.512%	7.8290	07/15/31	3,773,816
6,700,000	Rad CLO 4 Ltd. Series 2019-4A DR(a),(b)	TSFR3M + 3.250%	7.5680	04/25/32	6,725,607
4,000,000	Shackleton Clo Ltd. Series 2017-11A D(a),(b)	TSFR3M + 3.912%	8.2380	08/15/30	4,018,108
2,900,000	Shackleton CLO Ltd. Series 2013-3A DR(a),(b)	TSFR3M + 3.282%	7.5990	07/15/30	2,912,279
5,000,000	Shackleton CLO Ltd. Series 2014-5RA D(a),(b)	TSFR3M + 3.412%	7.7100	05/07/31	5,001,400
2,702,000	SOUND POINT CLO VIII-R LTD Series 2015-1RA D1(a),(b)	TSFR3M + 4.012%	8.3290	04/15/30	2,714,140
22,500,000	Sound Point Clo XVI Ltd. Series 2017-2A D(a),(b)	TSFR3M + 3.862%	8.1800	07/25/30	22,628,227
6,006,250	Steele Creek Clo Ltd. Series 2017-1A D(a),(b)	TSFR3M + 3.162%	7.4790	10/15/30	6,007,854
8,250,000	THL Credit Wind River CLO Ltd Series 2014-1(a),(b)	TSFR3M + 3.262%	7.5910	07/18/31	8,287,694
700,000	THL Credit Wind River CLO Ltd. Series 2018-1A D(a),(b)	TSFR3M + 3.162%	7.4790	07/15/30	700,756
10,000,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA D(a),(b)	TSFR3M + 3.612%	7.9290	10/15/30	10,020,509
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A DR(a),(b)	TSFR3M + 3.212%	7.5410	10/18/30	1,003,054
16,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 3.262%	7.5870	10/20/30	16,080,412
12,000,000	Trinitas Clo IX Ltd. Series 2018-9A D(a),(b)	TSFR3M + 3.712%	8.0370	01/20/32	12,103,164
4,500,000	Venture XVIII CLO Ltd. Series 2014-18A DR(a),(b)	TSFR3M + 3.362%	7.6790	10/15/29	4,510,994
3,900,000	Venture XXVI CLO Ltd. Series 2017-26A D(a),(b)	TSFR3M + 4.512%	8.8370	01/20/29	3,919,976
8,359,895	Voya CLO Ltd. Series 2017-1A C(a),(b)	TSFR3M + 3.592%	7.9140	04/17/30	8,412,378
1,000,000	Voya CLO Ltd. Series 2014-1A(a),(b)	TSFR3M + 3.062%	7.3910	04/18/31	1,002,449
4,750,000	Wind River CLO Ltd. Series 2014-3A DR2(a),(b)	TSFR3M + 3.662%	7.9940	10/22/31	4,770,397
5,147,054	Zais Clo 6 Ltd. Series 2017-1A D(a),(b)	TSFR3M + 4.142%	8.4590	07/15/29	5,161,296

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	CLO — 57.1% (Continued)
7,000,000	Zais Clo 7 Ltd. Series 2017-2A D(a),(b)	TSFR3M + 4.012%	8.3290	04/15/30	$ 7,019,985
					281,827,921
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
1,629,416	A&D Mortgage Trust Series 2023-NQM2 A1(a),(c)		6.1320	05/25/68	1,631,982
2,466,125	A&D Mortgage Trust Series 2024-NQM3 A1(a),(c)		6.4510	07/25/69	2,485,638
475,167	BRAVO Residential Funding Trust Series 2024-NQM2 A1(a),(c)		6.2850	02/25/64	478,033
720,202	BRAVO Residential Funding Trust Series 2024-NQM3 A1(a),(c)		6.1910	03/25/64	725,580
2,834,308	BRAVO Residential Funding Trust Series 2025-NQM2 A1(a),(c)		5.6780	11/25/64	2,843,558
8,000,000	CFMT, LLC Series 2024-HB14 M4(a),(d)		3.0000	06/25/34	7,300,071
500,000	CFMT, LLC Series 2024-HB15 M3(a),(d)		4.0000	08/25/34	472,970
2,558,525	CFMT, LLC Series 2025-AB3 M3(a),(d)		4.0000	05/25/55	2,110,307
1,647,489	CFMT, LLC Series 2025-AB3 M4(a),(d)		4.0000	05/25/55	1,225,908
2,000,000	CIM Trust Series 2023-R3 A1B(a),(d)		4.5000	01/25/63	1,568,408
68,578	EFMT Series 2023-1 A2(a),(c)		6.2400	02/25/68	68,504
2,689,022	HOMES Trust Series 2025-AFC1 A1(a),(c)		5.7270	01/25/60	2,694,660
44,837	JP Morgan Mortgage Trust Series 2024-12 A4(a),(d)		6.0000	06/25/55	45,183
988,218	MFA Trust Series 2024-NQM2 A1(a),(c)		5.2720	08/25/69	984,297
301,488	Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 A1(a),(d)		5.0440	07/25/69	299,078
1,497,606	OBX Trust Series 2024-NQM4 A1(a),(c)		6.0670	01/25/64	1,507,011
600,000	Onity Loan Investment Trust Series 2024-HB2 M3(a)		5.0000	08/25/37	581,561
1,250,000	Onity Loan Investment Trust Series 2024-HB2 M4(a)		5.0000	08/25/37	1,141,400
500,000	Onity Loan Investment Trust Series 2025-HB1 M3(a),(d)		3.0000	06/25/38	449,792
982,636	PRKCM Trust Series 2023-AFC3 A1(a)		6.5840	09/25/58	990,228
1,958,580	PRPM Trust Series 2025-NQM2 A1(a),(c)		5.6880	04/25/70	1,964,659
1,000,000	PRPM, LLC Series 2025-RPL4 A3(a),(c)		3.0000	05/25/55	871,715
251,586	Verus Securitization Trust Series 2023-4 A1(a),(c)		5.8110	05/25/68	251,640
2,318,722	Verus Securitization Trust Series 2024-9 A1(a),(d)		5.4380	11/25/69	2,316,386
961,248	Verus Securitization Trust Series 2025-3 A1(a),(c)		5.6230	05/25/70	968,465
					35,977,034
	NON AGENCY CMBS — 26.3%
14,500,000	BHMS Series 2018-MZB MZB(a),(b)	TSFR1M + 6.934%	11.2750	12/31/25	14,500,634
5,000,000	BX Commercial Mortgage Trust Series 2019-IMC F(a),(b)	TSFR1M + 2.946%	7.2880	04/15/34	4,856,321
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(b)	TSFR1M + 3.646%	7.9880	04/15/34	187,520

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	NON AGENCY CMBS — 26.3% (Continued)
24,000,000	BXHPP Trust Series 2021-FILM A(a),(b)	TSFR1M + 0.764%	5.1060	08/15/36	$ 23,154,093
3,000,000	BXHPP Trust Series 2021-FILM B(a),(b)	TSFR1M + 1.014%	5.3560	08/15/36	2,791,844
2,520,000	Capital Funding Mortgage Trust Series 2025-P05 B(a),(b)	TSFR1M + 10.500%	14.8290	08/04/25	2,524,426
4,000,000	Capital Funding Mortgage Trust Series 2024-29 B(a),(b)	TSFR1M + 9.500%	13.8290	11/01/26	4,004,885
4,250,000	Capital Funding Mortgage Trust Series 2024-28 B(a),(b)	TSFR1M + 11.000%	15.2910	11/01/26	4,278,455
11,233,861	Capital Funding Mortgage Trust Series 2025-31 B(a),(b)	TSFR1M + 11.000%	15.3300	02/10/28	11,289,118
4,500,000	Capital Funding Mortgage Trust Series 2025-30 B(a),(b)	TSFR1M + 11.250%	15.5790	06/02/28	4,535,018
4,132,163	CSMC Trust Series 2016-NXSR XA(d),(e)		0.6360	12/15/49	17,803
2,270,000	GSMS Trust Series 2024-FAIR D(a),(d)		7.9490	07/15/29	2,321,346
1,070,000	Hudsons Bay Simon JV Trust Series 2015-HB10 C10(a),(d)		5.4470	08/05/34	1,055,553
1,391,428	J.P. Morgan Chase Commercial Mortgage Securities Series 2019-MFP D(a),(b)	TSFR1M + 1.707%	6.0490	07/15/36	1,358,673
7,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(a),(b)	TSFR1M + 1.497%	5.8390	04/15/31	3,325,000
880,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-NNN DFX(a)		3.6200	01/16/37	369,618
6,000,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(a),(d)		8.7520	05/05/29	5,785,184
8,500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(d)		8.7520	05/05/29	8,927,768
2,289,193	SMR Mortgage Trust Series 2022-IND D(a),(b)	TSFR1M + 3.950%	8.2920	02/15/39	2,297,061
3,960,743	SMR Mortgage Trust Series 2022-IND F(a),(b)	TSFR1M + 6.000%	10.3420	02/15/39	3,896,943
989,026	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(d),(e)		0.6380	09/15/58	10
3,108,000	WFRBS Commercial Mortgage Trust Series 2011-C4 F(a),(d)		5.0000	06/15/44	2,609,099
188,716	XCALI Mortgage Trust Series 2020-5 B1(a),(b)	TSFR1M + 8.370%	12.6990	10/25/25	187,805
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(b)	TSFR1M + 8.120%	12.4490	12/25/25	468,812
4,165,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	TSFR1M + 6.114%	10.4430	01/25/26	4,168,278
4,000,000	X-Caliber Funding, LLC Series 2024-OPAL A(a),(b)	TSFR1M + 4.000%	8.3290	02/25/26	3,994,150
2,450,000	X-Caliber Funding, LLC Series 2024-OPAL B1(a),(b)	TSFR1M + 6.000%	10.3290	02/25/26	2,447,354
4,600,000	X-Caliber Funding, LLC Series 2023-HOAKS A(a),(b)	TSFR1M + 3.500%	7.8290	04/25/26	4,586,736
3,335,000	X-Caliber Funding, LLC Series 2023-DMNK B1(a),(b)	TSFR1M + 6.500%	10.8290	04/25/26	3,323,161
240,437	X-Caliber Funding, LLC Series 2023-MF9 B1(a),(b)	TSFR1M + 6.500%	10.8300	11/25/26	239,831
1,748,750	X-Caliber Funding, LLC Series 2024-MSD B1(a),(b)	TSFR1M + 6.000%	10.3290	01/25/27	1,748,033
4,500,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	09/25/28	4,523,090
					129,773,622
	OTHER ABS — 0.1%
214,046	Pagaya AI Debt Trust Series 2024-1 A(a)		6.6600	07/15/31	215,619
128,460	Reach Abs Trust Series 2024-1A A(a)		6.3000	02/18/31	128,765

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	OTHER ABS — 0.1% (Continued)
					$ 344,384
	RESIDENTIAL MORTGAGE — 0.1%
440,000	CFMT, LLC Series 2024-HB13 M3(a),(d)		3.0000	05/25/34	411,287

	WHOLE BUSINESS — 0.7%
1,442,404	Harvest SBA Loan Trust Series 2024-1 B(a),(b)	SOFR30A + 3.750%	8.1840	12/25/51	1,448,403
2,330,925	Harvest SBA Loan Trust Series 2024-1 C(a),(b)	SOFR30A + 6.750%	9.7000	12/25/51	2,334,866
					3,783,269
	TOTAL ASSET BACKED SECURITIES (Cost $452,098,365)				452,655,609

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.3%
1,825,576	Fannie Mae REMICS Series 2024-20 CV		5.5000	04/25/35	1,847,533
1,499,564	Fannie Mae REMICS Series 2024-63 HA		5.0000	06/25/52	1,502,745
2,317,374	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	1,269,609
956,663	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	959,009
362,971	FREMF Mortgage Trust Series 2019-KF61 B(a),(b)	SOFR30A + 2.314%	6.6340	04/25/29	353,744
722,997	Government National Mortgage Association Series 2024-76 KA		6.0000	12/20/49	724,531
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $6,691,366)				6,657,171

	CORPORATE BONDS — 0.7%
	SPECIALTY FINANCE — 0.7%
500,000	X-Caliber Funding, LLC(a)		11.0000	10/25/25	497,400
500,000	X-Caliber Funding, LLC(a)		25.0000	10/25/25	500,000
2,654,000	X-Caliber Funding, LLC(a)		11.0000	03/25/26	2,645,501
					3,642,901
	TOTAL CORPORATE BONDS (Cost $3,636,380)				3,642,901

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 4.5%
MONEY MARKET FUNDS - 4.5%
22,377,296	First American Government Obligations Fund, Class X, 4.19% (Cost $22,377,296)(f)	$ 22,377,296

	TOTAL INVESTMENTS - 100.3% (Cost $494,803,407)	$ 495,389,677
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,358,703)
	NET ASSETS - 100.0%	$ 494,030,974

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LTD	- Limited Company

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is 456,634,441 or 92.4% of net assets.
(b)	Variable rate security; the rate shown represents the rate on July 31, 2025.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2025.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Interest only securities.
(f)	Rate disclosed is the seven day effective yield as of July 31, 2025.
(g)	Affiliated issuer.